Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
December 31, 2021
FBF-Y20-NPRT3-0322
1.9892466.103
Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,881,122	47,394,449
Fidelity Series Commodity Strategy Fund (a)	4,277,659	17,495,626
Fidelity Series Large Cap Growth Index Fund (a)	1,552,047	30,032,111
Fidelity Series Large Cap Stock Fund (a)	1,758,563	33,395,118
Fidelity Series Large Cap Value Index Fund (a)	4,107,644	63,914,939
Fidelity Series Small Cap Opportunities Fund (a)	1,072,216	15,997,462
Fidelity Series Value Discovery Fund (a)	1,426,970	23,644,888
TOTAL DOMESTIC EQUITY FUNDS (Cost $187,191,411)		231,874,593

International Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,022,179	14,852,259
Fidelity Series Emerging Markets Fund (a)	804,416	8,454,412
Fidelity Series Emerging Markets Opportunities Fund (a)	3,616,500	76,018,825
Fidelity Series International Growth Fund (a)	1,751,081	33,480,672
Fidelity Series International Index Fund (a)	1,147,568	14,057,702
Fidelity Series International Small Cap Fund (a)	544,471	11,646,230
Fidelity Series International Value Fund (a)	2,999,050	33,499,387
Fidelity Series Overseas Fund (a)	2,324,684	33,475,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $191,059,501)		225,484,940

Bond Funds - 42.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	684,932	6,883,566
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,445,400	45,031,904
Fidelity Series Corporate Bond Fund (a)	4,511,770	49,674,589
Fidelity Series Emerging Markets Debt Fund (a)	504,424	4,575,123
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	162,165	1,530,839
Fidelity Series Floating Rate High Income Fund (a)	93,744	868,065
Fidelity Series Government Bond Index Fund (a)	6,257,660	66,206,047
Fidelity Series High Income Fund (a)	582,780	5,559,720
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,211,162	23,394,096
Fidelity Series International Developed Markets Bond Index Fund (a)	1,719,202	16,899,754
Fidelity Series Investment Grade Bond Fund (a)	6,078,130	70,627,874
Fidelity Series Investment Grade Securitized Fund (a)	4,752,359	48,901,778
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,425,946	29,189,060
Fidelity Series Real Estate Income Fund (a)	281,513	3,302,148
TOTAL BOND FUNDS (Cost $366,758,454)		372,644,563

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b)	1,459	1,460
Fidelity Series Government Money Market Fund 0.08% (a)(c)	8,229,636	8,229,636
Fidelity Series Short-Term Credit Fund (a)	931,897	9,337,604
Fidelity Series Treasury Bill Index Fund (a)	2,468,845	24,688,450
TOTAL SHORT-TERM FUNDS (Cost $42,194,034)		42,257,150

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $787,203,400)	872,261,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,934
NET ASSETS - 100.0%	872,264,180

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	101,460	100,000	-	-	-	1,460	0.0%
Total	-	101,460	100,000	-	-	-	1,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	11,383,991	4,474,693	43,770	(22,615)	(3,117)	6,883,566
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	45,579,193	852,134	304,499	(4,735)	309,580	45,031,904
Fidelity Series Blue Chip Growth Fund	43,379,480	22,385,678	16,527,628	9,902,962	589,703	(2,432,784)	47,394,449
Fidelity Series Canada Fund	10,364,641	4,793,621	1,822,377	321,883	15,224	1,501,150	14,852,259
Fidelity Series Commodity Strategy Fund	21,195,466	11,636,700	11,993,694	7,278,103	(1,079,141)	(2,263,705)	17,495,626
Fidelity Series Corporate Bond Fund	43,748,916	12,669,263	7,391,124	1,041,129	(7,378)	654,912	49,674,589
Fidelity Series Emerging Markets Debt Fund	4,175,479	1,091,014	671,523	154,974	(13,767)	(6,080)	4,575,123
Fidelity Series Emerging Markets Debt Local Currency Fund	1,395,685	409,769	177,864	58,690	(2,878)	(93,873)	1,530,839
Fidelity Series Emerging Markets Fund	8,431,739	2,832,071	1,939,540	274,366	(6,097)	(863,761)	8,454,412
Fidelity Series Emerging Markets Opportunities Fund	75,801,658	33,170,017	18,409,374	8,673,092	88,338	(14,631,814)	76,018,825
Fidelity Series Floating Rate High Income Fund	841,193	226,898	206,528	30,013	(222)	6,724	868,065
Fidelity Series Government Bond Index Fund	53,943,973	17,944,760	6,231,238	481,471	(26,458)	575,010	66,206,047
Fidelity Series Government Money Market Fund 0.08%	22,226,804	3,168,334	17,165,502	8,576	-	-	8,229,636
Fidelity Series High Income Fund	4,845,795	1,282,013	654,652	221,793	16	86,548	5,559,720
Fidelity Series Inflation-Protected Bond Index Fund	54,821,488	12,908,872	45,325,686	1,971,715	2,742,672	(1,753,250)	23,394,096
Fidelity Series International Developed Markets Bond Index Fund	-	17,288,627	298,542	10,813	(1,348)	(88,983)	16,899,754
Fidelity Series International Growth Fund	25,489,613	12,720,760	6,265,770	2,606,298	64,386	1,471,683	33,480,672
Fidelity Series International Index Fund	10,641,626	4,845,826	1,929,863	346,292	1,477	498,636	14,057,702
Fidelity Series International Small Cap Fund	9,193,285	3,474,353	1,295,055	1,354,961	33,233	240,414	11,646,230
Fidelity Series International Value Fund	25,461,214	12,941,696	5,596,926	1,634,974	17,817	675,586	33,499,387
Fidelity Series Investment Grade Bond Fund	59,871,280	18,304,783	7,978,544	1,127,564	(34,360)	464,715	70,627,874
Fidelity Series Investment Grade Securitized Fund	41,948,596	12,528,865	5,505,444	219,011	(18,104)	(52,135)	48,901,778
Fidelity Series Large Cap Growth Index Fund	27,381,134	7,157,507	10,692,862	916,832	1,446,630	4,739,702	30,032,111
Fidelity Series Large Cap Stock Fund	29,905,279	10,794,947	8,179,566	2,982,514	240,040	634,418	33,395,118
Fidelity Series Large Cap Value Index Fund	57,124,220	18,070,334	14,821,237	3,806,414	322,505	3,219,117	63,914,939
Fidelity Series Long-Term Treasury Bond Index Fund	20,887,980	12,207,951	5,762,764	474,805	(542,734)	2,398,627	29,189,060
Fidelity Series Overseas Fund	25,532,703	11,205,820	7,043,330	965,332	325,812	3,454,448	33,475,453
Fidelity Series Real Estate Income Fund	2,902,692	673,870	457,921	115,390	1,614	181,893	3,302,148
Fidelity Series Short-Term Credit Fund	10,962,432	3,969,303	5,431,591	165,529	(19,378)	(143,162)	9,337,604
Fidelity Series Small Cap Opportunities Fund	14,446,187	7,770,561	3,993,157	4,021,610	(86,107)	(2,140,022)	15,997,462
Fidelity Series Treasury Bill Index Fund	35,318,191	12,743,992	23,373,733	14,769	(3,377)	3,377	24,688,450
Fidelity Series Value Discovery Fund	21,106,888	7,819,045	6,191,981	1,923,580	206,313	704,623	23,644,888
	763,345,637	356,000,434	248,661,843	53,453,724	4,227,081	(2,651,523)	872,259,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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